Segmented information - Disclosure of operating segment information (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of operating segments [line items]
Segment revenue	$ 12,164,115,000	$ 12,111,236,000
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense1	1,862,946,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense1		1,824,995,000
Acquisition-related and integration costs	76,794,000	77,417,000
Restructuring costs	(155,411,000)	0
Net finance costs	(114,474,000)	(70,630,000)
Earnings before income taxes	1,516,267,000	1,676,948,000
Amortization and depreciation, without amortization of deferred financing fees	558,675,000	391,289,000
Impairment included in amortisation from business solutions and contract costs	14,680,000
Western and Southern Europe
Disclosure of operating segments [line items]
Segment revenue	1,911,477,000	2,022,677,000
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense1	264,009,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense1		275,535,000
Amortization and depreciation, without amortization of deferred financing fees	64,084,000	42,558,000
U.S. Commercial and State Government
Disclosure of operating segments [line items]
Segment revenue	1,863,467,000	1,834,917,000
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense1	295,795,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense1		333,210,000
Amortization and depreciation, without amortization of deferred financing fees	89,150,000	73,647,000
Impairment included in amortisation from business solutions and contract costs	3,396,000
Canada
Disclosure of operating segments [line items]
Segment revenue	1,686,269,000	1,768,924,000
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense1	364,424,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense1		359,089,000
Amortization and depreciation, without amortization of deferred financing fees	69,921,000	62,486,000
Impairment included in amortisation from business solutions and contract costs	3,589,000
U.S. Federal
Disclosure of operating segments [line items]
Segment revenue	1,712,244,000	1,597,922,000
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense1	221,793,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense1		230,054,000
Amortization and depreciation, without amortization of deferred financing fees	47,443,000	27,433,000
U.K. and Australia
Disclosure of operating segments [line items]
Segment revenue	1,358,469,000	1,356,858,000
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense1	215,924,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense1		185,290,000
Amortization and depreciation, without amortization of deferred financing fees	68,346,000	67,110,000
Central and Eastern Europe
Disclosure of operating segments [line items]
Segment revenue	1,212,196,000	1,166,486,000
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense1	122,548,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense1		100,244,000
Amortization and depreciation, without amortization of deferred financing fees	84,592,000	37,314,000
Scandinavia
Disclosure of operating segments [line items]
Segment revenue	1,104,121,000	1,095,330,000
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense1	57,231,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense1		76,648,000
Amortization and depreciation, without amortization of deferred financing fees	71,590,000	26,534,000
Finland, Poland and Baltics
Disclosure of operating segments [line items]
Segment revenue	777,152,000	787,640,000
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense1	120,959,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense1		118,771,000
Amortization and depreciation, without amortization of deferred financing fees	39,055,000	38,968,000
Impairment included in amortisation from business solutions and contract costs	4,065,000
Asia Pacific
Disclosure of operating segments [line items]
Segment revenue	674,946,000	606,252,000
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense1	200,263,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense1		146,154,000
Amortization and depreciation, without amortization of deferred financing fees	24,494,000	15,239,000
Eliminations
Disclosure of operating segments [line items]
Segment revenue	(136,226,000)	(125,770,000)
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense1	$ 0
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense1		$ 0